Other Assets - Other Intangible Assets (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible asset
Gross Carrying Amount	$ 75	$ 75
Accumulated Amortization	(59)	(55)
Net Other Intangible Assets	16	20
Amortization expense	$ 4	4	$ 5
amortization expense of intangibles periods in table	5 years
Estimated Aggregate Amortization Expense
2016	$ 1
2017	0
2018	0
2019	0
2020	0
Value of business acquired (“VOBA”)
Intangible asset
Gross Carrying Amount	36	36
Accumulated Amortization	(32)	(32)
Net Other Intangible Assets	4	4
Customer relationships
Intangible asset
Gross Carrying Amount	18	18
Accumulated Amortization	(18)	(15)
Net Other Intangible Assets	0	3
Licenses
Intangible asset
Gross Carrying Amount	12	12
Accumulated Amortization	0	0
Net Other Intangible Assets	12	12
Customer lists
Intangible asset
Gross Carrying Amount	9	9
Accumulated Amortization	(9)	(8)
Net Other Intangible Assets	$ 0	$ 1